Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-11414
Entity Registrant Name	FOREIGN TRADE BANK OF LATIN AMERICA, INC.
Entity Address, Address Line Three	Torre V, Business Park
Entity Address, Address Line One	Avenida La Rotonda
Entity Address, Address Line Two	Urb. Costa del Este
Entity Address, Postal Zip Code	08730
Entity Address, City or Town	Panama City
Entity Address, Country	PA
Title of 12(b) Security	Class E Common Stock
Trading Symbol	BLX
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0000890541
Entity Incorporation, State or Country Code	PA
Total Shares of Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	36,324,556
Business Contact
Document Information [Line Items]
Entity Address, Address Line Three	Torre V, Business Park
Entity Address, Address Line One	Avenida La Rotonda
Entity Address, Address Line Two	Urb. Costa del Este
Entity Address, Postal Zip Code	08730
Entity Address, City or Town	Panama City
Entity Address, Country	PA
Contact Personnel Name	Ana Graciela de Méndez
Contact Personnel Email Address	amendez@bladex.com
Shares of Class A Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,342,189
Shares of Class B Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,089,075
Shares of Class E Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	27,893,292
Shares of Class F Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0